Semiannual Report June 30, 1999

                              O P P E N H E I M E R
                           Global Securities Fund/VA
                 A Series of Oppenheimer Variable Account Funds

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                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA

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Objective
Oppenheimer Global Securities Fund/VA, a series of Oppenheimer Variable Account Funds, seeks long-term capital appreciation from growth companies worldwide.

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Narrative by William Wilby, Portfolio Manager

Oppenheimer Global Securities Fund/VA performed reasonably well over the six-month period that ended June 30, 1999, considering our emphasis on Europe, which represented a substantial percentage of our portfolio. The Fund's cumulative total return for the six-month period was 13.80%.(1)
     Over the recent six-month period, European economic statistics showed a slowdown in the industrial sector, which caused some investors to lose confidence in the region's potential for growth. We believed, however, that these statistics were inconclusive, as they failed to reflect income growth in Europe's robust consumer sector.
     The region also faced difficulties with the launch of the euro, partly because of this lack of confidence in European growth, and partly because of negative reaction to the economic policies of the new German government and its finance minister, Oskar Lafontaine. However, disagreements over policy led to Lafontaine's resignation in March 1999, which shifted the balance in German politics back toward the center. As a result, investor confidence began to rebound.
     Despite these difficulties, we continued to view Europe as the most attractive of international investment arenas during the period. From a macroeconomic perspective, expanding economic links and shrinking trade barriers among European nations have facilitated corporate growth. At the same time, Germany's move back toward the political center and the European central bank's apparent independence from national politics have improved investor confidence and created a more favorable market environment.
     Additionally, several European companies have established positions of global leadership in important areas of technology. Others have undergone U.S.-style corporate restructuring to sharpen their competitive edge. The work force is very well educated, and the region's relatively wealthy, aging population has created growing demand in the healthcare and financial sectors. All these factors have opened a wide range of opportunities for European companies, especially those benefiting from technology leadership or effective internal restructuring, as well as those positioned to benefit from the continent's changing demographics.
     Although Asian markets recovered substantially during the period from their mid-1998 lows, the region continued to face considerable economic difficulties. Massive debt, low levels of corporate profitability and Japan's lingering recession led us to cap our Asian exposure at less than 10% of the portfolio.
     On the other hand, Latin America offered a somewhat more hospitable investment environment during the period. The region's markets performed well, despite a decline in January precipitated by a currency devaluation in Brazil, the region's largest economy. Although we believe Brazil's economy must undergo additional fundamental reforms, many Brazilian companies feature solid management teams and desirable products. In addition, while other Latin American markets were negatively affected by Brazil's problems, many of the region's economies remained fundamentally sound.
     Clearly and by far, U.S. stocks led the financial markets over the first six months of 1999, as they have for the past several years. That's because investors continued to flock to the stocks of large, well-established companies with dominant positions and histories of consistent earnings.
     With regard to our strategy for managing the Fund, we focused on our four investment theme areas, which include Mass Affluence, New Technologies, Restructuring and Aging. In the technology sector, we took advantage of foreign leadership in the areas of cellular telephony and digital media. In addition to our holdings among various cellular service providers, the Fund benefited from investments in the leading British and European satellite networks.(2)


Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.
1. Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.
2. The Fund's portfolio is subject to change.

2                        Oppenheimer Global Securities Fund/VA
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Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA

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We also invested in several companies that we believe stand to gain from effective internal restructuring. One such British company has refashioned itself from a broadly based conglomerate into a tightly focused, well-managed provider of high-end security and fire protection services. Since the company is still perceived as a conglomerate by most fund managers, its stock has traded at a bargain price compared to those of its competitors.
     Looking ahead, our view of the world's markets remains largely unchanged: generally negative with regard to Asia, cautious with regard to Latin America, and positive with regard to Europe. We also believe that the U.S. economy remains fundamentally strong. In our opinion, the Fund is well positioned to benefit from global growth. We remain dedicated to our disciplined approach of participating in that growth while striving to cushion the effects of global volatility. That's what makes Oppenheimer Global Securities Fund/VA part of The Right Way to Invest.


                      Oppenheimer Global Securities Fund/VA                    3

Statement of Investments June 30, 1999 (Unaudited)

                                                                                                                  Market Value
                                                                                              Shares              Note 1
================================================================================================================================
Common Stocks--99.1%
================================================================================================================================
Basic Materials--1.9%
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--1.8%
International Flavors & Fragrances, Inc.                                                            389,300          $17,275,187
--------------------------------------------------------------------------------------------------------------------------------
Minerals Technologies, Inc.                                                                         100,000            5,581,250
                                                                                                                   -------------
                                                                                                                      22,856,437
--------------------------------------------------------------------------------------------------------------------------------
Metals--0.1%
Cia de Minas Buenaventura SA, Sponsored ADR, B Shares                                                46,000              704,375

================================================================================================================================
Capital Goods--9.5%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.7%
Rolls-Royce plc                                                                                   1,932,738            8,180,054
--------------------------------------------------------------------------------------------------------------------------------
Industrial Services--5.8%
Adecco SA(1)                                                                                         14,303            7,664,019
--------------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc.(1)                                                                    648,600           12,809,850
--------------------------------------------------------------------------------------------------------------------------------
Rentokil Initial plc                                                                              2,950,000           11,508,960
--------------------------------------------------------------------------------------------------------------------------------
SITA                                                                                                 26,200            5,928,048
--------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                              209,000           11,233,750
--------------------------------------------------------------------------------------------------------------------------------
WPP Group plc                                                                                     2,677,200           22,640,678
                                                                                                                   -------------
                                                                                                                      71,785,305
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--3.0%
Bombardier, Inc., Cl. B                                                                             506,000            7,692,318
--------------------------------------------------------------------------------------------------------------------------------
Pirelli SpA                                                                                       3,003,200            8,176,397
--------------------------------------------------------------------------------------------------------------------------------
Sidel SA                                                                                             48,600            5,909,134
--------------------------------------------------------------------------------------------------------------------------------
Societe BIC SA                                                                                      289,232           15,256,882
                                                                                                                   -------------
                                                                                                                      37,034,731
================================================================================================================================
Communication Services--8.7%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--4.4%
AT&T Corp.                                                                                          208,000           11,609,000
--------------------------------------------------------------------------------------------------------------------------------
MCI WorldCom, Inc.(1)                                                                               133,800           11,515,162
--------------------------------------------------------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.                                                                    1,500           17,474,117
--------------------------------------------------------------------------------------------------------------------------------
Telstra Corp. Ltd.                                                                                2,310,700           13,240,900
                                                                                                                   -------------
                                                                                                                      53,839,179
--------------------------------------------------------------------------------------------------------------------------------
Telephone Utilities--4.3%
Hellenic Telecommunication Organization SA                                                          488,888           10,479,164
--------------------------------------------------------------------------------------------------------------------------------
Olivetti SpA(1)                                                                                   2,484,100            5,968,962
--------------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                                                                   2,266            3,087,584
--------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA                                                               422,188,000            7,739,145
--------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Mobile SpA                                                                         1,256,800            7,504,444
--------------------------------------------------------------------------------------------------------------------------------
Telecomunicacoes de Sao Paulo SA, Preference                                                     90,042,150           10,690,591
--------------------------------------------------------------------------------------------------------------------------------
Videsh Sanchar Nigam Ltd., GDR(2)                                                                   645,000            8,207,625
                                                                                                                   -------------
                                                                                                                      53,677,515

4                        Oppenheimer Global Securities Fund/VA


Statement of Investments (Unaudited) (Continued)

                                                                                                                  Market Value
                                                                                              Shares              Note 1
================================================================================================================================
Consumer Cyclicals--14.3%
--------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--8.3%
Autoliv, Inc., SDR                                                                                  301,600          $ 9,188,044
--------------------------------------------------------------------------------------------------------------------------------
Hanson plc                                                                                        1,608,400           14,286,534
--------------------------------------------------------------------------------------------------------------------------------
IRSA-Inversiones y Representaciones SA                                                            1,796,108            5,532,715
--------------------------------------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                                               16,500           38,456,184
--------------------------------------------------------------------------------------------------------------------------------
Solidere, GDR(2)                                                                                    110,000              987,250
--------------------------------------------------------------------------------------------------------------------------------
Volkswagen AG                                                                                       517,700           33,405,511
                                                                                                                   -------------
                                                                                                                     101,856,238
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--2.3%
Hasbro, Inc.                                                                                        396,100           11,066,044
--------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                       494,000            9,139,000
--------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                    54,000            7,588,972
                                                                                                                   -------------
                                                                                                                      27,794,016
--------------------------------------------------------------------------------------------------------------------------------
Media--1.0%
Reed International plc                                                                              462,300            3,084,322
--------------------------------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                                                       560,000            9,539,098
                                                                                                                   -------------
                                                                                                                      12,623,420
--------------------------------------------------------------------------------------------------------------------------------
Retail: General--0.4%
Sonae Investimentos                                                                                 145,100            4,935,053
--------------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--1.8%
Circuit City Stores-Circuit City Group                                                              137,000           12,741,000
--------------------------------------------------------------------------------------------------------------------------------
Dixons Group plc                                                                                    527,994            9,862,482
                                                                                                                   -------------
                                                                                                                      22,603,482
--------------------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.5%
Bulgari SpA                                                                                         976,800            6,567,908
================================================================================================================================
Consumer Staples--11.5%
--------------------------------------------------------------------------------------------------------------------------------
Beverages--1.4%
Cadbury Schweppes plc(1)                                                                          2,036,400           12,968,308
--------------------------------------------------------------------------------------------------------------------------------
Cia Cervejaria Brahma, Preference                                                                 7,335,000            4,037,883
                                                                                                                   -------------
                                                                                                                      17,006,191
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--7.1%
Canal Plus(1)                                                                                       128,951           36,184,873
--------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR(1)(2)                                                              403,500           18,081,844
--------------------------------------------------------------------------------------------------------------------------------
Prosieben Media AG, Preferred                                                                       235,948           10,876,712
--------------------------------------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                                                        1,200,000            5,629,874
--------------------------------------------------------------------------------------------------------------------------------
Television Francaise 1                                                                               50,000           11,653,389
--------------------------------------------------------------------------------------------------------------------------------
TeleWest Communications plc(1)                                                                    1,183,470            5,307,358
                                                                                                                   -------------
                                                                                                                      87,734,050

                     Oppenheimer Global Securities Fund/VA                     5



Statement of Investments (Unaudited) (Continued)

                                                                                                                  Market Value
                                                                                              Shares              Note 1
--------------------------------------------------------------------------------------------------------------------------------
Entertainment--0.3%
Corporacion Interamericana de Entretenimiento SA(1)                                                 140,101           $  404,835
--------------------------------------------------------------------------------------------------------------------------------
Corporacion Interamericana de Entretenimiento SA, Cl. B(1)                                        1,050,764            3,408,866
                                                                                                                   -------------
                                                                                                                       3,813,701
--------------------------------------------------------------------------------------------------------------------------------
Food--0.4%
Cresud SA, Sponsored ADR                                                                            475,159            5,226,749
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--1.2%
Carrefour SA(1)                                                                                      26,100            3,835,563
--------------------------------------------------------------------------------------------------------------------------------
Dairy Farm International Holdings Ltd.                                                            9,080,216           10,896,259
                                                                                                                   -------------
                                                                                                                      14,731,822
--------------------------------------------------------------------------------------------------------------------------------
Household Goods--1.1%
Wella AG, Preference                                                                                 18,800           13,377,678
================================================================================================================================
Energy--0.4%
--------------------------------------------------------------------------------------------------------------------------------
Oil: International--0.4%
BP Amoco plc, ADR                                                                                    46,894            5,087,999
================================================================================================================================
Financial--11.5%
--------------------------------------------------------------------------------------------------------------------------------
Banks--3.6%
Banco Bradesco SA, Preference                                                                 1,024,032,724            5,140,526
--------------------------------------------------------------------------------------------------------------------------------
Banco Frances del Rio de la Plata SA, Sponsored ADR                                                 306,650            5,826,350
--------------------------------------------------------------------------------------------------------------------------------
Credito Italiano SpA                                                                              1,303,100            5,724,811
--------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc                                                                    340,000            6,919,011
--------------------------------------------------------------------------------------------------------------------------------
Societe Generale                                                                                     60,400           10,645,175
--------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                               35,000           10,446,491
                                                                                                                   -------------
                                                                                                                      44,702,364
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--4.9%
American Express Co.                                                                                 99,000           12,882,375
--------------------------------------------------------------------------------------------------------------------------------
Associates First Capital Corp., Cl. A                                                               139,700            6,190,456
--------------------------------------------------------------------------------------------------------------------------------
Credit Saison Co. Ltd.                                                                              390,000            8,152,109
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                          190,000           12,991,250
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)(1)                                                                   15,200            1,098,200
--------------------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.(1)                                                            22,290            1,142,263
--------------------------------------------------------------------------------------------------------------------------------
ICICI Ltd., GDR(2)                                                                                  702,700            7,290,512
--------------------------------------------------------------------------------------------------------------------------------
ICICI Ltd., GDR                                                                                       6,000               62,250
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                                     15,300            1,568,250
--------------------------------------------------------------------------------------------------------------------------------
Nichiei Co. Ltd.                                                                                     98,000            8,582,559
                                                                                                                   -------------
                                                                                                                      59,960,224
--------------------------------------------------------------------------------------------------------------------------------
Insurance--3.0%
Allied Zurich plc                                                                                   931,300           11,707,365
--------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                   45,550            5,332,197
--------------------------------------------------------------------------------------------------------------------------------
AXA SA                                                                                               87,300           10,650,568
--------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                         140,000            9,730,000
                                                                                                                   -------------
                                                                                                                      37,420,130

6                     Oppenheimer Global Securities Fund/VA



Statement of Investments (Unaudited) (Continued)

                                                                                                                  Market Value
                                                                                              Shares              Note 1
================================================================================================================================
Healthcare--12.8%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--9.9%
Amgen, Inc.(1)                                                                                      147,100          $ 8,954,713
--------------------------------------------------------------------------------------------------------------------------------
Eisai Co. Ltd.                                                                                      704,000           13,872,218
--------------------------------------------------------------------------------------------------------------------------------
Elan Corp. plc, ADR(1)                                                                              450,600           12,504,150
--------------------------------------------------------------------------------------------------------------------------------
Fresenius AG, Preference                                                                            126,399           22,159,827
--------------------------------------------------------------------------------------------------------------------------------
Genset, Sponsored ADR(1)                                                                            800,000           12,500,000
--------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division)(1)                                                                 177,400            8,603,900
--------------------------------------------------------------------------------------------------------------------------------
Genzyme Surgical Products(1)                                                                         31,756              139,925
--------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(1)                                                                            172,700            9,023,575
--------------------------------------------------------------------------------------------------------------------------------
Glaxo Wellcome plc, Sponsored ADR                                                                   140,000            7,927,500
--------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(1)                                                                 193,900            6,980,400
--------------------------------------------------------------------------------------------------------------------------------
Pliva d.d., Sponsored GDR(2)                                                                        810,300           12,195,015
--------------------------------------------------------------------------------------------------------------------------------
Taisho Pharmaceutical Co.                                                                           210,000            6,940,075
                                                                                                                   -------------
                                                                                                                     121,801,298
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--2.9%
Affymetrix, Inc.(1)                                                                                 186,500            9,208,438
--------------------------------------------------------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                                                    51,900            2,481,469
--------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                                92,000            5,899,500
--------------------------------------------------------------------------------------------------------------------------------
Hoya Corp.                                                                                           83,000            4,683,642
--------------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp.(1)                                                                    317,600           13,339,200
                                                                                                                   -------------
                                                                                                                      35,612,249
================================================================================================================================
Technology--27.6%
--------------------------------------------------------------------------------------------------------------------------------
Computer Hardware--4.0%
International Business Machines Corp.                                                               169,500           21,907,875
--------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.(1)                                                                           400,300           27,570,663
                                                                                                                   -------------
                                                                                                                      49,478,538
--------------------------------------------------------------------------------------------------------------------------------
Computer Services--1.5%
Cap Gemini SA                                                                                       115,600           18,168,397
--------------------------------------------------------------------------------------------------------------------------------
Computer Software--2.6%
Cadence Design Systems, Inc.(1)                                                                     640,900            8,171,475
--------------------------------------------------------------------------------------------------------------------------------
Getronics NV                                                                                        339,700           13,067,069
--------------------------------------------------------------------------------------------------------------------------------
Lernout & Hauspie Speech Products NV(1)                                                             313,100           11,095,481
                                                                                                                   -------------
                                                                                                                      32,334,025
--------------------------------------------------------------------------------------------------------------------------------
Communications Equipment--13.9%
Alcatel(1)                                                                                           47,400            6,672,442
--------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                                                              264,950           17,072,716
--------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., A Shares, Sponsored ADR                                                                125,100           11,454,469
--------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.(1)                                                                                   780,200          111,958,700
--------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                            661,400           23,810,400
                                                                                                                   -------------
                                                                                                                     170,968,727

                     Oppenheimer Global Securities Fund/VA                     7



Statement of Investments (Unaudited) (Continued)

                                                                                                                  Market Value
                                                                                              Shares              Note 1
--------------------------------------------------------------------------------------------------------------------------------
Electronics--5.6%
Advanced Micro Devices, Inc.(1)                                                                     250,000          $ 4,515,625
--------------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.                                                        202,400           19,964,999
--------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(1)                                                                   1,176,100           29,770,031
--------------------------------------------------------------------------------------------------------------------------------
STMicroelectronics NV, NY Shares                                                                    217,000           15,054,375
                                                                                                                   -------------
                                                                                                                      69,305,030
================================================================================================================================
Utilities--0.9%
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.9%
Vivendi (Ex-Generale des Eaux)                                                                      130,909           10,604,483
                                                                                                                   -------------
Total Common Stocks (Cost $960,433,709)                                                                            1,221,791,368
                                                                                               Units
================================================================================================================================
Rights, Warrants and Certificates--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Olivetti SpA Rts., Exp. 7/99                                                                      2,484,100              334,313
--------------------------------------------------------------------------------------------------------------------------------
PT Pan Indonesia Bank Wts., Exp. 6/00                                                               423,810               42,783
--------------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd. ADR Rts., Exp. 7/99                                                                 519                   --
                                                                                                                   -------------
Total Rights, Warrants and Certificates (Cost $0)                                                                        377,096
                                                                                               Principal
                                                                                               Amount
================================================================================================================================
Repurchase Agreements--1.6%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets, 4.80%, dated 6/30/99, to be repurchased at $19,902,653 on 7/1/99, collateralized by U.S. Treasury Nts.,
5.50%-8%, 11/30/99-7/15/06, with a value of $16,799,604, U.S. Treasury Bonds,
6%-9.25%, 2/15/16-2/15/26, with a value of $3,517,974 (Cost $19,900,000)                        $19,900,000           19,900,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $980,333,709)                                                       100.7%       1,242,068,464
--------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                  (0.7)          (8,885,594)
                                                                                                -----------       --------------
Net Assets                                                                                            100.0%      $1,233,182,870
                                                                                                ===========       ==============

8                    Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographic Diversification                                                                   Market Value                 Percent
--------------------------------------------------------------------------------------------------------------------------------
United States                                                                                $  482,071,575                38.8%
--------------------------------------------------------------------------------------------------------------------------------
France                                                                                          163,063,330                13.1
--------------------------------------------------------------------------------------------------------------------------------
Great Britain                                                                                   119,480,572                 9.6
--------------------------------------------------------------------------------------------------------------------------------
Germany                                                                                         118,275,912                 9.5
--------------------------------------------------------------------------------------------------------------------------------
Japan                                                                                            67,293,691                 5.4
--------------------------------------------------------------------------------------------------------------------------------
Italy                                                                                            34,276,835                 2.8
--------------------------------------------------------------------------------------------------------------------------------
The Netherlands                                                                                  33,032,067                 2.7
--------------------------------------------------------------------------------------------------------------------------------
Brazil                                                                                           27,608,145                 2.2
--------------------------------------------------------------------------------------------------------------------------------
Mexico                                                                                           21,895,545                 1.8
--------------------------------------------------------------------------------------------------------------------------------
Singapore                                                                                        20,435,357                 1.7
--------------------------------------------------------------------------------------------------------------------------------
Switzerland                                                                                      18,110,510                 1.5
--------------------------------------------------------------------------------------------------------------------------------
India                                                                                            16,702,650                 1.3
--------------------------------------------------------------------------------------------------------------------------------
Argentina                                                                                        16,585,815                 1.3
--------------------------------------------------------------------------------------------------------------------------------
Australia                                                                                        13,240,900                 1.1
--------------------------------------------------------------------------------------------------------------------------------
Ireland                                                                                          12,504,150                 1.0
--------------------------------------------------------------------------------------------------------------------------------
Croatia                                                                                          12,195,015                 1.0
--------------------------------------------------------------------------------------------------------------------------------
Finland                                                                                          11,454,469                 0.9
--------------------------------------------------------------------------------------------------------------------------------
Belgium                                                                                          11,095,481                 0.9
--------------------------------------------------------------------------------------------------------------------------------
Greece                                                                                           10,479,164                 0.8
--------------------------------------------------------------------------------------------------------------------------------
Sweden                                                                                            9,188,044                 0.7
--------------------------------------------------------------------------------------------------------------------------------
Canada                                                                                            7,692,318                 0.6
--------------------------------------------------------------------------------------------------------------------------------
Hong Kong                                                                                         5,629,874                 0.5
--------------------------------------------------------------------------------------------------------------------------------
Portugal                                                                                          4,935,054                 0.4
--------------------------------------------------------------------------------------------------------------------------------
Korea, Republic of (South)                                                                        3,087,584                 0.2
--------------------------------------------------------------------------------------------------------------------------------
Lebanon                                                                                             987,250                 0.1
--------------------------------------------------------------------------------------------------------------------------------
Peru                                                                                                704,375                 0.1
--------------------------------------------------------------------------------------------------------------------------------
Indonesia                                                                                            42,782                 0.0
                                                                                             --------------               ------
Total                                                                                        $1,242,068,464               100.0%
                                                                                             ==============               ======

1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $46,762,246 or 3.79% of the Fund's net assets as of June 30, 1999.

See accompanying Notes to Financial Statements.


                      Oppenheimer Global Securities Fund/VA                    9

Statement of Assets and Liabilities June 30, 1999 (Unaudited)

=====================================================================================================
Assets
Investments, at value (cost $980,333,709)--see accompanying statement                  $1,242,068,464
-----------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $1,139,388)                                                  1,139,388
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency exchange contracts--Note 5                      2,349,915
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends                                                                         2,333,113
Shares of beneficial interest sold                                                          1,496,365
Investments sold                                                                            1,106,314
Other                                                                                           5,610
                                                                                       --------------
Total assets                                                                            1,250,499,169
=====================================================================================================
Liabilities
Bank overdraft                                                                                 44,957
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency exchange contracts--Note 5                      3,506,131
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                      11,580,603
Shares of beneficial interest redeemed                                                      2,103,832
Custodian fees                                                                                 53,711
Shareholder reports                                                                            13,607
Other                                                                                          13,458
                                                                                       --------------
Total liabilities                                                                          17,316,299
=====================================================================================================
Net Assets                                                                             $1,233,182,870
                                                                                       ==============
=====================================================================================================
Composition of Net Assets
Paid-in capital                                                                        $  883,144,439
-----------------------------------------------------------------------------------------------------
Undistributed net investment income                                                         3,010,462
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions             86,515,530
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                         260,512,439
                                                                                       --------------
Net assets--applicable to 51,394,306 shares of beneficial interest outstanding         $1,233,182,870
                                                                                       ==============

=====================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                       $23.99

See accompanying Notes to Financial Statements.

10                   Oppenheimer Global Securities Fund/VA

Statement of Operations For the Six Months Ended June 30, 1999 (Unaudited)

======================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $428,608)                  $  8,220,336
--------------------------------------------------------------------------------------
Interest                                                                       532,215
                                                                          ------------
Total income                                                                 8,752,551
======================================================================================
Expenses
Management fees--Note 4                                                      3,857,626
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                    133,347
--------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                     14,925
--------------------------------------------------------------------------------------
Trustees' compensation                                                           4,072
--------------------------------------------------------------------------------------
Insurance expenses                                                               3,253
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                            1,047
--------------------------------------------------------------------------------------
Other                                                                           26,790
                                                                          ------------
Total expenses                                                               4,041,060
Less expenses paid indirectly--Note 1                                           (3,947)
                                                                          ------------
Net expenses                                                                 4,037,113
======================================================================================
Net Investment Income                                                        4,715,438
======================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                 98,979,853
Foreign currency transactions                                              (10,310,611)
                                                                          ------------
Net realized gain                                                           88,669,242
--------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                 99,820,091
Translation of assets and liabilities denominated in foreign currencies    (42,378,665)
                                                                          ------------
Net change                                                                  57,441,426
                                                                          ------------
Net realized and unrealized gain                                           146,110,668
======================================================================================
Net Increase in Net Assets Resulting from Operations                      $150,826,106
                                                                          ============

See accompanying Notes to Financial Statements.

                     Oppenheimer Global Securities Fund/VA                    11

Statements of Changes in Net Assets

                                                                  Six Months Ended   Year Ended
                                                                  June 30, 1999      December 31,
                                                                  (Unaudited)        1998
====================================================================================================
Operations
Net investment income                                             $     4,715,438    $    12,887,134
----------------------------------------------------------------------------------------------------
Net realized gain                                                      88,669,242         36,962,992
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                  57,441,426         86,460,026
                                                                  ---------------    ---------------
Net increase in net assets resulting from operations                  150,826,106        136,310,152
====================================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income                                  (13,297,182)       (21,307,082)
----------------------------------------------------------------------------------------------------
Distributions from net realized gain                                  (37,262,160)       (80,203,951)
====================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions--Note 2                               (2,113,028)       141,119,795
====================================================================================================
Net Assets
Total increase                                                         98,153,736        175,918,914
----------------------------------------------------------------------------------------------------
Beginning of period                                                 1,135,029,134        959,110,220
                                                                  ---------------    ---------------
End of period (including undistributed net investment income of
$3,010,462 and $11,592,206, respectively)                         $ 1,233,182,870    $ 1,135,029,134
                                                                  ===============    ===============

See accompanying Notes to Financial Statements.


12                   Oppenheimer Global Securities Fund/VA

Financial Highlights

                                                  Six Months
                                                  Ended
                                                  June 30, 1999 Year Ended December 31,
                                                  (Unaudited)   1998        1997        1996       1995        1994
=====================================================================================================================
Per Share Operating Data
Net asset value, beginning of period              $22.07        $21.37      $17.67      $15.00     $15.09      $16.30
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .10           .24         .25         .15        .12         .04
Net realized and unrealized gain (loss)             2.83          2.64        3.68        2.52        .19        (.96)
---------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations      2.93          2.88        3.93        2.67        .31        (.92)
---------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                (.27)         (.46)       (.23)         --         --        (.04)
Distributions from net realized gain                (.74)        (1.72)         --          --       (.40)       (.25)
---------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                    (1.01)        (2.18)       (.23)         --       (.40)       (.29)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $23.99        $22.07      $21.37      $17.67     $15.00      $15.09
                                                  ======        ======      ======      ======     ======      ======
=====================================================================================================================
Total Return, at Net Asset Value(1)                13.80%        14.11%      22.42%      17.80%      2.24%      (5.72)%
=====================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)           $1,233        $1,135        $959        $582       $361        $298
---------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                  $1,157        $1,055        $802        $467       $332        $215
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                               0.82%         1.22%       1.51%       1.09%      0.86%       0.54%
Expenses(3)                                         0.70%         0.74%       0.76%       0.81%      0.89%       0.91%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                            34%           81%         67%         90%       131%         70%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods less than one full year.
3. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999, were $391,062,241 and $434,947,928, respectively.

                      Oppenheimer Global Securities Fund/VA                   13

Notes to Financial Statements  (Unaudited)

================================================================================
1. Significant Accounting Policies
Oppenheimer Global Securities Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund operated under the name Oppenheimer Global Securities Fund through April 30, 1999. The Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders.
--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.


14                     Oppenheimer Global Securities Fund/VA

================================================================================
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                      Six Months Ended June 30, 1999           Year Ended December 31, 1998
                                                      ------------------------------           --------------------------------
                                                      Shares              Amount               Shares             Amount
-------------------------------------------------------------------------------------------------------------------------------
Sold                                                   4,066,790          $ 92,504,611          11,735,029        $ 248,354,528
Dividends and distributions reinvested                 2,349,412            50,559,342           4,877,993          101,511,033
Redeemed                                              (6,451,089)         (145,176,981)        (10,067,775)        (208,745,766)
                                                      ----------          ------------         -----------        -------------
Net increase (decrease)                                  (34,887)         $ (2,113,028)          6,545,247        $ 141,119,795
                                                      ==========          ============         ===========        =============

================================================================================
3. Unrealized Gains and Losses on Securities
As of June 30, 1999, net unrealized appreciation on investments of $261,734,755 was composed of gross appreciation of $308,639,974, and gross depreciation of $46,905,219.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 1999 was 0.67% of average annual net assets.
         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.

                     Oppenheimer Global Securities Fund/VA                    15

================================================================================
5. Foreign Currency Contracts
A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of June 30, 1999, the Fund had outstanding futures contracts as follows:

                                        Expiration  Contract            Valuation as of    Unrealized       Unrealized
Contract Description                    Dates       Amounts (000s)      June 30, 1999      Appreciation     Depreciation
------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
Euro (EUR)                               7/1/99         1,519 EUR       $ 1,566,096        $       --       $    8,393
Euro (EUR)                              8/11/99        67,764 EUR        70,071,854                --        3,482,469
                                                                                           ----------       ----------
                                                                                                   --        3,490,862
                                                                                           ----------       ----------
Contracts to Sell
-----------------
British Pound Sterling (GBP)            8/11/99        45,160 GBP        71,204,408         2,349,915               --
Japanese Yen (JPY)                       9/8/99     4,745,200 JPY        39,651,086                --           15,269
                                                                                           ----------       ----------
                                                                                            2,349,915           15,269
                                                                                           ----------       ----------
Total Unrealized Appreciation and Depreciation                                             $2,349,915       $3,506,131
                                                                                           ==========       ==========


16             Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA
A Series of Oppenheimer Variable Account Funds

==========================================================================================
Officers and Trustees                James C. Swain, Chairman and Chief Executive Officer
                                     Bridget A. Macaskill, President
                                     Robert G. Avis, Trustee
                                     William A. Baker, Trustee
                                     Jon S. Fossel, Trustee
                                     Sam Freedman, Trustee
                                     Raymond J. Kalinowski, Trustee
                                     C. Howard Kast, Trustee
                                     Robert M. Kirchner, Trustee
                                     Ned M. Steel, Trustee
                                     William L. Wilby, Vice President
                                     Andrew J. Donohue, Vice President and Secretary
                                     Brian W. Wixted, Vice President and Treasurer
                                     Robert G. Zack, Assistant Secretary
                                     Robert J. Bishop, Assistant Treasurer
                                     Scott T. Farrar, Assistant Treasurer


==========================================================================================
Investment Advisor                   OppenheimerFunds, Inc.


==========================================================================================
Transfer Agent                       OppenheimerFunds Services


==========================================================================================
Custodian of Portfolio Securities    The Bank of New York


==========================================================================================
Independent Auditors                 Deloitte & Touche LLP


==========================================================================================
Legal Counsel                        Myer, Swanson, Adams & Wolf, P.C.


                                     The financial statements included herein have been
                                     taken from the records of the Fund without examination
                                     of the independent auditors.

                                     This is a copy of a report to shareholders of
                                     Oppenheimer Global Securities Fund/VA. This report
                                     must be preceded or accompanied by a Prospectus of
                                     Oppenheimer Global Securities Fund/VA. For material
                                     information concerning the Fund, see the Prospectus.

                                     Shares of Oppenheimer funds are not deposits or
                                     obligations of any bank, are not guaranteed by any
                                     bank, are not insured by the FDIC or any other agency,
                                     and involve investment risks, including the possible
                                     loss of the principal amount invested.



                     Oppenheimer Global Securities Fund/VA                    17